CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 93,594	$ 195,758
Prepaid expenses	286,946	1,500
Total Current Assets	380,540	197,258
Deferred offering costs		31,542
Marketable securities held in Trust Account	115,007,452
TOTAL ASSETS	115,387,992	228,800
Current liabilities
Accounts payable and accrued expenses	393,287	1,000
Accrued offering costs	1,105	5,000
Promissory note - related party		200,000
Total Current Liabilities	394,392	206,000
Accrued liabilities - current		1,000
Warrant liability	217,260
Total Liabilities	611,652	206,000
Commitments
Common stock subject to possible redemption 11,500,000 and no shares at redemption value at September 30, 2021 and December 31, 2020, respectively	115,000,000
Stockholders' (Deficit) Equity
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,283,000 and 2,875,000 shares issued and outstanding (excluding 11,500,000 and no shares subject to possible redemption) as of September 30, 2021 and December 31, 2020, respectively	328	288	[1]
Additional paid-in capital	1,200,660	24,712
Accumulated deficit	(1,424,648)	(2,200)
Total Stockholders' (Deficit) Equity	(223,660)	22,800
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	$ 115,387,992	$ 228,800

[1]	Includes up to 375,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On February 9, 2021, the Company effected a dividend of 0.50 share for each share of common stock outstanding resulting in there being an aggregate of 4,312,500 shares of common stock outstanding, and on February 24, 2021, the Company rescinded and cancelled the dividend, resulting in there being an aggregate of 2,875,000 shares of common stock outstanding (see Notes 5 and 8).